Segment reporting	12 Months Ended
Dec. 31, 2025
Segment reporting
Segment reporting

5.Segment reporting

The Group’s Executive Committee is identified as the CODM that reviews the Company’s internal reporting to assess performance and allocate resources. Management has determined the operating segments based on these reports.

The CODM has identified three reportable and operating segments for the year ended December 31, 2025:

●	Nigeria;
●	SSA; and
●	Latam (discontinued operations – see note 32).

MENA, which was comprised of the Middle East and North Africa, is not a reportable segment as we no longer have operations there. The basis of segmentation and measurement of segment financial information is otherwise consistent with that of the previous financial year and corresponding interim reporting period.

The CODM primarily uses a measure of Adjusted EBITDA (including by segment) as income/(loss) for the period, before income tax expense/(benefit), finance costs and income, depreciation and amortization, net (reversal of impairment)/ impairment of withholding tax receivables, impairment of goodwill, business combination transaction costs, net impairment/(reversal of impairment) of property, plant and equipment, right-of-use assets, intangible assets excluding goodwill and related prepaid land rent, reversal of provision for decommissioning costs, net (gain)/loss on disposal of property, plant and equipment and right-of-use assets, share-based payment (credit)/expense, insurance claims, gain on disposal of subsidiary and certain other items that management believes are not indicative of the core performance of our business.The most directly comparable IFRS measure to Adjusted EBITDA is our income/(loss) for the period. The CODM also regularly receives information about the Group’s revenue, assets and liabilities. The Group has additional corporate costs which do not meet the quantitative thresholds to be separately reported and therefore are not allocated to operating segments. Segment Adjusted EBITDA represents Adjusted EBITDA excluding unallocated corporate expenses.

There are no revenue transactions which occur between operating segments. Intercompany finance income, finance costs and loans are not included in the amounts below.

The segment’s assets and liabilities are comprised of all assets and liabilities attributable to the segment, based on the operations of the segment and the physical location of the assets, including goodwill and other intangible assets and are measured in the same way as in the consolidated financial statements. Other assets and liabilities that are not attributable to Nigeria, SSA, Latam and MENA segments consist principally of amounts excluded from specific segments including costs incurred for and by Group functions not attributable directly to the operations of the reportable segments, share based payment and any amounts due on debt held at Group level as the balances are not utilized in assessing each segment’s performance.

Summarized financial information for the year ended December 31, 2025, is as follows:

	Nigeria	SSA	Latam	Total
	$’m	$’m	$’m	$’m
2025
Revenue from external customers - continuing operations	1,068.8	513.2	—	1,582.0
Revenue from external customers - discontinued operations	—	—	193.5	193.5
Revenue from external customers	1,068.8	513.2	193.5
Segment Adjusted EBITDA	689.0	298.7	146.9	1,134.6

Reconciliation of information on reportable segments to the amounts reported in the consolidated financial statements:
Segment Adjusted EBITDA				1,134.6
Finance costs (note 11 and 32.1)				(436.9)
Depreciation and amortization (note 14 and 15)				(375.9)
Share‑based payment expense				(29.1)
Net gain on disposal of property, plant and equipment and right-of-use assets				4.6
Impairment of property, plant and equipment, right-of-use-assets, intangible assets excluding goodwill and related prepaid land rent (note 14)				(4.7)
Other costs(a)				(45.4)
Impairment of assets held for sale (note 32.1)				(459.4)
Business combination costs				(11.4)
Net reversal of impairment of withholding tax receivables in Nigeria (note 8)				59.8
Insurance claims (note 9)				0.4
Finance income (note 10 and 32.1)				227.5
Gain on disposal of subsidiary (note 31)				177.7
Unallocated corporate expenses(b)				(122.3)
Exclude: loss before tax from discontinued operations (note 32.1)				571.3
Income before tax				690.8
Additions of property, plant and equipment and intangible assets:
- Segments	129.9	111.8	144.7	386.4
- Unallocated items				0.5
				386.9
(a)	Other costs included one-off expenses related to strategic initiatives and operating systems of $22.4 million, costs related to internal reorganization of $6.0 million, one-off professional fees related to financing of $0.4 million and $12.3 million loss allowance in the Latam segment following our customer Oi Brazil’s insolvency proceedings.
(b)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, finance, HR, IT, legal, tax and treasury services.

Each segment's Adjusted EBITDA above includes the following items:

	Continuing Operations				Discontinued operations
	Nigeria	SSA	Unallocated items	Total	Latam
	$’m	$’m	$’m	$’m	$’m
2025
Power generation	239.6	97.4	—	337.0	4.5
Staff costs	38.2	33.0	92.8	164.0	22.0
Tower repairs and maintenance	23.2	27.2	—	50.4	10.0

Summarized financial information for the year ended December 31, 2024, is as follows:

	Nigeria	SSA	Latam	MENA	Total
	$’m	$’m	$’m	$’m	$’m
2024
Revenue from external customers - continuing operations	998.5	483.8	—	44.9	1,527.2
Revenue from external customers - discontinued operations	—	—	184.0	—	184.0
Revenue from external customers	998.5	483.8	184.0	44.9
Segment Adjusted EBITDA	588.0	308.0	138.0	27.6	1,061.6

Reconciliation of information on reportable segments to the amounts reported in the consolidated financial statements:
Segment Adjusted EBITDA					1,061.6
Finance costs					(2,123.1)
Depreciation and amortization (note 14 and 15)					(362.7)
Impairment of property, plant and equipment, right-of-use-assets, intangible assets excluding goodwill and related prepaid land rent (note 14)					(14.8)
Impairment of withholding tax receivables in Nigeria (note 8)					(1.1)
Other costs(a)					(14.4)
Impairment of assets held for sale (note 7)					(2.9)
Share‑based payment expense					(27.9)
Business combination costs (note 8)					(1.3)
Impairment of goodwill (note 32.1)					(87.9)
Insurance claims (note 9)					0.1
Net loss on disposal of property, plant and equipment and right-of-use assets					(20.2)
Finance income (note 10 and 32.1)					33.8
Gain on disposal of subsidiary (note 31)					83.8
Unallocated corporate expenses(b)					(133.2)
Exclude: loss before tax from discontinued operations (note 32.1)					199.5
Loss before tax					(1,410.7)

Additions of property, plant and equipment and intangible assets:
- Segments	125.8	108.1	182.1	6.4	422.4
- Unallocated items					13.4
					435.8
(a)	Other costs included one-off expenses related to strategic initiatives and operating systems of $10.8 million, costs related to internal reorganization of $2.7 million and one-off professional fees relating to financing of $0.8 million
(b)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, finance, HR, IT, legal, tax and treasury services.

Each segment's Adjusted EBITDA above includes the following items:

	Continuing Operations					Discontinued operations
	Nigeria	SSA	MENA	Unallocated items	Total	Latam
	$’m	$’m	$’m	$’m	$’m	$’m
2024
Power generation	251.3	90.4	1.7	—	343.4	5.4
Staff costs	32.0	33.0	5.6	86.4	157.0	24.2
Tower repairs and maintenance	19.9	22.0	3.1	—	45.0	8.4

Summarized financial information for the year ended December 31, 2023, is as follows:

	Nigeria	SSA	Latam	MENA	Total
	$’m	$’m	$’m	$’m	$’m
2023
Revenue from external customers - continuing operations	1,381.6	503.0	—	40.7	1,925.3
Revenue from external customers - discontinued operations	—	—	200.2	—	200.2
Revenue from external customers	1,381.6	503.0	200.2	40.7
Segment Adjusted EBITDA(c)	855.3	257.1	145.8	22.1	1,280.3

Reconciliation of information on reportable segments to the amounts reported in the consolidated financial statements:
Segment Adjusted EBITDA					1,280.3
Finance costs					(2,436.5)
Depreciation and amortization (note 14 and 15)					(435.6)
Impairment of withholding tax receivables in Nigeria (note 8)					(48.0)
Impairment of property, plant and equipment, right-of-use-assets, intangible assets excluding goodwill and related prepaid land rent					(87.7)
Business combination costs (note 8)					(2.4)
Share‑based payment expense					(13.4)
Other costs(a)					(19.0)
Net gain on disposal of property, plant and equipment and right-of-use assets					3.7
Insurance claims (note 9)					0.3
Other non-operating income					0.1
Finance income (note 10 and 32.1)					25.2
Unallocated corporate expenses(b)					(147.7)
Exclude: loss before tax from discontinued operations (note 32.1)					66.6
Loss before tax					(1,814.1)

Additions of property, plant and equipment and intangible assets:
In the normal course of business
- Segments	320.0	96.9	247.6	18.0	682.5
- Unallocated items					4.3
					686.8
Through business combinations - segments	—	—	—	8.6	8.6
(a)	Other costs included one-off consulting fees related to corporate structures and operating systems of $10.6 million, one-off consulting services of $1.7 million, costs related to internal reorganization of $4.7 million and one-off professional fees related to financing of $0.3 million.
(b)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, finance, HR, IT, legal, tax and treasury services.

Each segment's Adjusted EBITDA above includes the following items:

	Continuing Operations					Discontinued operations
	Nigeria	SSA	MENA	Unallocated items	Total	Latam
	$’m	$’m	$’m	$’m	$’m	$’m
2023
Power generation	285.0	104.9	2.5	—	392.4	4.3
Staff costs	53.0	29.5	5.6	90.3	178.4	27.3
Tower repairs and maintenance	46.8	39.0	2.7	—	88.5	7.8

Geographical information

The following countries in which the Group operates contribute material (10% or more) revenue and/or have material non-current assets are as follows:

	2025	2024	2023
	$’m	$'m	$'m
Revenue from continuing operations
Nigeria	1,068.8	998.5	1,381.6
Rest of world	513.2	528.7	543.7
	1,582.0	1,527.2	1,925.3
Revenue from discontinued operations:
Brazil	186.9	178.4	195.0
Rest of Latin America	6.6	5.6	5.2
	193.5	184.0	200.2
Non‑current assets(a)(b)
Nigeria	609.7	557.1	898.3
Brazil	—	1,400.0	1,875.1
South Africa	563.1	491.3	493.6
Rest of world	564.8	650.1	882.0
	1,737.6	3,098.5	4,149.0
(a)	Non-current assets exclude financial instruments, non-current trade and other receivables and deferred tax assets.

(b)    Non-current assets amounting to $1,140.0 million for Brazil and other Latin American countries were classified as held for sale (presented within current assets) at December 31, 2025.

Revenue from two tier one customers represent 10% or more of the Group’s revenue from continuing operations revenue as follows:

	2025	2024	2023
	$’m	$'m	$'m

Customer A	71%	69%	66%
Customer B	17%	17%	18%